Borrowings - Additional Information (Details) - EUR (€) € in Thousands		1 Months Ended	3 Months Ended			6 Months Ended
	Nov. 30, 2016	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2019	May 31, 2017
Disclosure of detailed information about borrowings [line items]
Finance income (cost)			€ (1,552)	€ (954)		€ 3,947	€ 653
SVB loan
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 5,000
Expiration period	10 years
Fair value of financial liabilities			9,800			9,800
Senior Secured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings									€ 25,000
Senior Secured Term Loan Facility Tranche One
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 10,000	10,000
Senior Secured Term Loan Facility Tranche Two
Disclosure of detailed information about borrowings [line items]
Borrowings									7,500				€ 2,500
Senior Secured Term Loan Facility Tranche Third
Disclosure of detailed information about borrowings [line items]
Borrowings									€ 7,500
Loan agreement with UniCredit Leasing CZ
Disclosure of detailed information about borrowings [line items]
Borrowings			277			277				€ 323		€ 562
Loan repaid					€ 127
Monthly repayment instalment											€ 8
Current liabilities			€ 93			€ 93				€ 92
Common shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued		173,482
Common shares | SVB loan
Disclosure of detailed information about borrowings [line items]
Shares issued through excercise of warrants		173,482
Minimum | EURIBOR
Disclosure of detailed information about borrowings [line items]
Margin									0.00%
Variable interest rate									0.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Margin									5.50%
Variable interest rate									5.50%